COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					12 Months Ended
	Feb. 05, 2024	Jan. 28, 2022	Sep. 30, 2021	Mar. 10, 2021	Feb. 29, 2024	Feb. 28, 2023
Product Liability Contingency [Line Items]
Minimum base rent					$ 260,406	$ 260,271
Security deposit					15,880	21,239
Rent expense and operating lease cost					$ 260,406	$ 260,271
10 Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease				the Company entered into a 10 year lease agreement for q manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month.
10 Years Lease Agreement [Member] | Ferndale, Michigan [Member]
Product Liability Contingency [Line Items]
Minimum base rent				$ 15,880
Security deposit				$ 15,880
3-Years Lease Agreement [Member]
Product Liability Contingency [Line Items]
Description of operating lease	On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027		On September 30, 2021, the Company entered into a 3-year lease agreement for a vehicle commencing September 30, 2021 through to September 30, 2024
Minimum base rent	$ 1,223		$ 1,538
Rental down payment	$ 9,357		$ 18,462
2-Years Lease Agreement [Member] | Santa Ana, California [Member]
Product Liability Contingency [Line Items]
Description of operating lease		On January 28, 2022, the Company entered into a 2-year lease agreement for office space at 1516 E Edinger, Santa Ana, California, 92705, commencing on February 1, 2022 through to January 31, 2024
Minimum base rent		$ 1,500
Security deposit		$ 1,500